Total
USA Mutuals Vitium Global Fund
FUND SUMMARY – USA MUTUALS VITIUM GLOBAL FUND
Investment Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in Choosing a Shares Class on page 18 of the Prospectus. In addition, description of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the Prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USA Mutuals Vitium Global Fund	Institutional Class	Investor Class	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	none	none	none	1.00%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	none	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - USA Mutuals Vitium Global Fund		Institutional Class	Investor Class	Class A	Class C
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		none	0.25%	0.25%	1.00%
Other Expenses (as a percentage of Assets):	[1]	0.25%	0.25%	0.25%	0.25%
Expense Recapture	[2]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.24%	1.49%	1.49%	2.24%
[1]	Estimated for the current year.
[2]	The Fund's adviser, USA Mutuals Advisors, Inc. (the "Adviser"), has contractually agreed to limit the Fund's total annual fund operating expenses (exclusive of front-end or contingent deferred loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees (collectively, "Excluded Expenses")) to 1.24% of average net assets of the Fund through July 31, 2022, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees, unless either the Board of Trustees or the Adviser terminates the agreement prior to such renewal. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 1.24%. The current term of the agreement may only be terminated by the Board of Trustees of the Trust. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid by the Adviser, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - USA Mutuals Vitium Global Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	248	467	809	1,776
Investor Class	222	389	677	1,496
Class A	814	1,015	1,338	2,249
Class C	323	696	1,196	2,572

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended March 31, 2020, the Predecessor Fund’s portfolio rate was 32% of the average value of its portfolio.

Principal Investment Strategies:

The Fund, a diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries that includes the alcoholic beverages, defense/aerospace, gaming, and tobacco industries. The Fund will concentrate at least 25% of its net assets in this group of four vice industries (but no more than 80% of its net assets in any single industry). “Vice industries” are those industries whose focus, in the adviser’s assessment, may be morally questioned by members of the general public or face funding or regulatory challenges because of social disapproval. In addition, under normal market conditions, the Fund will invest in at least three countries (one of which may be the United States) and will invest at least 40% of its total assets at the time of purchase in non-U.S. companies.

The Fund will also participate short selling of securities and certain options strategies in an attempt to generate incremental returns. Use of these strategies may vary depending upon market and other conditions and may be limited by regulatory and other constraints to which the Fund is subject.

For cash management purposes or due to a lack of suitable investment opportunities, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in high-quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

ADR Risk. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund.

Asset Allocation Risk. Asset allocation to a particular strategy may not reflect actual market movement or the effect of economic conditions.

Convertible Securities Risk. Convertible securities are subject to many of the same risks as regular fixed-income securities, including the risk that when market interest rates rise, the value of the convertible security falls, and in the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.

Currency Risk. Currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund’s investments to decline.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks; cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Derivatives Risk. Investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment may subject the Fund to losses if the derivatives do not perform as expected.

Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Foreign and Emerging Market Securities Risk. Political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund’s investments in foreign securities to decline.

Government-Sponsored Entities Risk. There is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

Large-Capitalization Companies Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors and may not be able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Leverage Risk. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio.

Liquidity Risk. The securities of many companies with small- and mid-size capitalizations may have less “float” (the number of shares that normally trade on a given day) and less interest in the market and therefore are subject to liquidity risk. Certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell.

Management Risk. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. In particular, the gaming industry has experienced substantial disruption and uncertainty as a result of COVID-19 and related government-imposed restrictions. For example, many casinos have been forced to halt or modify operations due to the imposition of mandatory business closures and to address social distancing guidelines. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.

Options Risk. Options may be more volatile than direct investments in the underlying securities, may involve additional costs, may involve a small initial investment relative to the risk assumed, and may be less liquid than investments directly in the underlying securities.

Sector/Industry Concentration Risk. The Fund concentrates at least 25% of its net assets in the group of four vice industries identified in this Prospectus and therefore may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries.

Short Selling Risk. If the value of a security sold short increases prior to the scheduled delivery date the Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

Small- and Mid-Capitalization Companies Risk. Investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Fund’s portfolio. The Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity.

Stock Market Risk. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. Investments are subject to market risk, which may cause the value of the Fund’s investments to decline.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.usamutuals.com or by calling 1-866-264-8783.

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the inception of the Predecessor Fund (as defined below). Although Institutional Class, Class A and Class C shares would have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, the returns for Institutional Class, Class A and Class C shares would be different than Investor Class shares because Institutional Class, Class A and Class C shares have different expenses than Investor Class shares. Performance information for Institutional Class, Class A and Class C shares will be included after the share classes have been in operation for one complete calendar year. The performance table compares the performance of the Fund Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The Fund acquired all of the assets and liabilities of USA Mutuals Vitium Global Fund, a series of USA Mutuals, (the “Predecessor Fund”) in a tax-free reorganization on January 22, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Investor Class, Institutional Class, Class A and Class C Shares were exchanged for Investor Class, Institutional Class, Class A and Class C Shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling 1-866-264-8783 and on the Fund’s website at www.usamutuals.com.

Performance Bar Chart Investor Class Calendar Year Ended December 31

Best Quarter:	1st Quarter 2019	15.75%
Worst Quarter:	4th Quarter 2018	(15.40)%

The Fund’s Institutional Class year-to-date return as of the most recent fiscal quarter, which ended December 30, 2020 was (0.66)%.

Performance Table Average Annualized Total Returns (For periods ended December 31, 2020)
Average Annual Total Returns - USA Mutuals Vitium Global Fund		Label	One Year	Five Years	Ten Years	Since Inception [1]	Inception Date
Investor Class		Return Before Taxes	(0.90%)	6.26%	9.53%	8.77%	Aug. 30, 2002
Investor Class | Return After Taxes on Distributions			(1.81%)	4.65%	8.57%	8.15%
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares			0.11%	4.67%	7.71%	7.43%
Institutional Class		Return Before Taxes	(0.66%)	6.57%		5.03%	Apr. 01, 2014
Class A		Return Before Taxes	(6.64%)	4.97%		8.84%	Dec. 08, 2011
Class C		Return Before Taxes	(2.58%)	5.48%		8.78%	Dec. 08, 2011
MSCI All Country World Index (reflects no deductions for fees, expenses or taxes)	[2]		16.82%	12.86%	9.71%	9.53%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[2]		18.40%	15.22%	13.88%	10.21%
[1]	Investor Class Shares commenced operations on August 30, 2002. Institutional Class Shares commenced operations on April 1, 2014. Class A and Class C Shares commenced operations on December 8, 2011.
[2]	Effective December 31, 2019, the Fund changed its benchmark from the S&P 500 Index to the MSCI All Country World Index to better align its geographic exposure with the appropriate benchmark.

USA Mutuals Navigator Fund
FUND SUMMARY – USA MUTUALS NAVIGATOR FUND
Investment Objective:

The Fund seeks capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the Standard & Poor’s (“S&P”) 500® Index in bull markets, and less or negatively correlated in bear markets.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in Choosing a Shares Class on page 18 of the Prospectus. In addition, description of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the Prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USA Mutuals Navigator Fund	Institutional Class	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	[1]
[1]	Class Z shares are not currently offered for sale.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - USA Mutuals Navigator Fund		Institutional Class	Class Z [1]
Management Fees		1.75%	1.75%
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):	[2]	0.24%	0.24%
Expense Recapture		0.02%	0.02%
Total Annual Fund Operating Expenses		2.01%	2.01%
[1]	Class Z shares are not currently offered for sale.
[2]	Estimated for the current year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - USA Mutuals Navigator Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	304	630	1,083	2,338
Class Z	304	630	1,083	2,338

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended March 31, 2020, the Predecessor Fund’s portfolio rate was 0% of the average value of its portfolio.

Principal Investment Strategies:

The Fund, a diversified investment company, pursues its investment objective by employing a discretionary trading strategy which attempts to tactically allocate exposure levels in the U.S. stock market. Specifically, the Adviser invests the portfolio in long and short equity stock index futures, primarily on the S&P 500® Index; however, the Adviser may also invest in stock index futures listed on other equity exchanges.

A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Navigator Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required. The Fund may use stock index futures for hedging or speculation purposes.

The Fund’s investment methodology is based on the Adviser’s quantitative indicators and models. The methodology begins with a top-down analysis of a broad array of fundamental and statistical data relating to the stock market. This data can be classified into five distinct categories:

1) Market valuation (whether the market is over-valued, under-valued or neutral);

2) Investor sentiment (investor expectations about the market, used as a contrary measure);

3) Market intervals (market momentum, market structure and seasonal factors);

4) Monetary environment (interest rates and macroeconomic circumstances); and

5) Macro Factors (external influences that may impact U.S. stock indexes).

An assessment of these categories determines the amount of long or short equity allocation exposure in the Fund through investment in stock index futures. This equity exposure through futures generally ranges from 30% short to 130% long.

The Fund implements short positions by using futures. Short sales are transactions where the Fund sells securities it does not own in anticipation of a decline in the value of the securities. The Fund must borrow the security to deliver it to the buyer. The Fund is then obligated to replace the security borrowed at the market price at the time of replacement. The Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset.

The Fund will use leverage through derivatives; however, the only derivatives in which the Fund invests are stock index futures. Leverage includes the practice of borrowing money to purchase securities or borrowing securities to sell them short. Investments in derivative instruments also involve the use of leverage because the amount of exposure to the underlying asset is often greater than the amount of capital required to purchase the derivative instrument. Leverage can increase or decrease the investment returns of the Fund. As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time.

Buy and sell decisions are at the discretion of the portfolio managers and are based on a compilation of proprietary indicators of broad market sentiment.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Derivatives Risk. Investing in derivatives, specifically futures contracts, may subject the Fund to losses if the derivatives do not perform as expected.

Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures may result in a substantial loss in a short period. The loss may be potentially unlimited and may be more than the original investment.

Leverage Risk. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio.

Management Risk. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.

Short Selling Risk. If the value of a security sold short increases prior to the scheduled delivery date the Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

Stock Market Risk. The Fund invests in stock index futures of companies included within equity indices, which exposes the Fund to stock market risk. Instruments selected to gain stock market exposure for the Fund’s portfolio may decline in value more than the overall stock market. Investments are subject to market risk, which may cause the value of the Fund’s investments to decline.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at www.usamutuals.com or by calling 1-866-264-8783.

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the inception of the Predecessor Fund (as defined below). The performance table compares the performance of the Fund Institutional Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The Fund acquired all of the assets and liabilities of USA Mutuals Navigator Fund, a series of USA Mutuals, (the “Predecessor Fund”) in a tax-free reorganization on January 22, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class Shares were exchanged for Institutional Class Shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund.

The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling 1-866-264-8783 and on the Fund’s website at www.usamutuals.com.

Performance Bar Chart Investor Class Calendar Year Ended December 31

Best Quarter:	3rd Quarter 2019	12.26%
Worst Quarter:	3rd Quarter 2020	(18.52)%

Performance Table Average Annualized Total Returns (For periods ended December 31, 2020)
Average Annual Total Returns - USA Mutuals Navigator Fund	Label	One Year	Since Inception [1]	Inception Date
Institutional Class	Return Before Taxes	(8.36%)	4.36%	Oct. 13, 2017
Institutional Class | Return After Taxes on Distributions		(8.36%)	3.68%
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares		(4.95%)	3.22%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		10.42%	7.14%
[1]	The Predecessor Fund commenced operations on October 13, 2017.